Proposed Public Offering (Details)	Dec. 31, 2020 $ / shares shares
Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrants or rights exercise price | $ / shares	$ 11.50
Class of warrants or rights number of shares called by each warrant or right	1
IPO [Member] | Class A Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares subscribed but not issued	30,000,000
Over-Allotment Option [Member] | Class A Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares subscribed but not issued	4,500,000
Number of days granted for excercising of overallotement option	45 days